COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies [Line Items]
Pledged assets, other, non separately reported on statement of financial position	$ 2,435	$ 2,310
Book value of assets with finance lease liabilities	636	656
Vessels and equipment, net
Commitments and Contingencies [Line Items]
Pledged assets, other, non separately reported on statement of financial position	2,308	2,107
Vessels under finance lease, net
Commitments and Contingencies [Line Items]
Book value of assets with finance lease liabilities	636	656
Property Subject To Sales-Type, Direct Financing Leases and Leaseback
Commitments and Contingencies [Line Items]
Pledged assets, other, non separately reported on statement of financial position	$ 127	$ 203